JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.6%
Argentina — 0.1%
MercadoLibre, Inc.*	4	4,297

Brazil — 5.1%
Atacadao SA	1,416	4,452
B3 SA - Brasil Bolsa Balcao	1,812	5,008
EDP - Energias do Brasil SA	1,064	4,318
Gerdau SA (Preference)	1,959	10,292
Itau Unibanco Holding SA (Preference)	3,637	17,466
Itausa SA (Preference)	7,073	13,639
Localiza Rent a Car SA	496	5,497
Lojas Renner SA	1,172	6,240
Magazine Luiza SA*	4,305	5,675
Petroleo Brasileiro SA (Preference)	6,207	37,840
Porto Seguro SA	960	3,591
Raia Drogasil SA	1,910	8,366
Suzano SA	1,109	12,387
TIM SA, ADR*(a)	530	6,619
Vale SA, ADR	2,457	37,296
WEG SA	2,603	15,837
XP, Inc., Receipts*	152	5,042

		199,565

Chile — 0.4%
Banco Santander Chile, ADR	436	8,754
Cencosud SA	1,646	3,032
Cia Cervecerias Unidas SA, ADR	135	2,243

		14,029

China — 31.6%
Alibaba Group Holding Ltd.*	7,993	125,283
Amoy Diagnostics Co. Ltd., Class A	232	2,101
Anhui Conch Cement Co. Ltd., Class H	1,028	5,438
Anjoy Foods Group Co. Ltd., Class A	155	3,239
ANTA Sports Products Ltd.	816	12,255
Baidu, Inc., ADR*	104	16,643
Baoshan Iron & Steel Co. Ltd., Class A	4,779	5,325
BeiGene Ltd., ADR*	33	8,077
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	670	5,244
BOE Technology Group Co. Ltd., Class A	11,513	8,828
BYD Co. Ltd., Class H	182	5,368
Chacha Food Co. Ltd., Class A	740	6,389
China Conch Venture Holdings Ltd.	1,503	7,142
China Construction Bank Corp., Class H	60,380	46,332
China International Capital Corp. Ltd., Class H(b)	2,373	6,465
China Lesso Group Holdings Ltd.	3,482	6,053
China Life Insurance Co. Ltd., Class H	7,329	12,884
China Merchants Bank Co. Ltd., Class H	3,837	32,070
China Molybdenum Co. Ltd., Class H	14,304	7,350
China Pacific Insurance Group Co. Ltd., Class H	3,498	10,649
China Resources Land Ltd.	2,950	14,259
China Resources Mixc Lifestyle Services Ltd.(b)	733	4,308
China Vanke Co. Ltd., Class H	4,955	12,809
China Yangtze Power Co. Ltd., Class A	2,782	9,595
Chongqing Brewery Co. Ltd., Class A*	218	4,564
Contemporary Amperex Technology Co. Ltd., Class A	133	12,824
Country Garden Services Holdings Co. Ltd.	1,775	10,485
CSPC Pharmaceutical Group Ltd.	4,984	6,057
ENN Energy Holdings Ltd.	774	12,325
Foshan Haitian Flavouring & Food Co. Ltd., Class A	736	11,265
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,098	5,944
Guangzhou Automobile Group Co. Ltd., Class H	12,538	12,316
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	321	3,912
Haier Smart Home Co. Ltd., Class H	4,052	16,244
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	308	3,227
Han’s Laser Technology Industry Group Co. Ltd., Class A	688	5,163
Hefei Meiya Optoelectronic Technology, Inc., Class A	609	3,229
Huatai Securities Co. Ltd., Class H(b)	2,820	5,013
Huayu Automotive Systems Co. Ltd., Class A	1,113	4,858
Huazhu Group Ltd.*	1,873	7,383
Hundsun Technologies, Inc., Class A	372	3,439
HUTCHMED China Ltd., ADR*	73	1,995
Industrial & Commercial Bank of China Ltd., Class H	31,123	18,856
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,807	10,892
JD.com, Inc., Class A*	1,021	38,714
Jiangsu Hengli Hydraulic Co. Ltd., Class A	310	3,780
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,079	6,961
Kunlun Energy Co. Ltd.	6,918	7,174
Kweichow Moutai Co. Ltd., Class A	35	10,366
Laobaixing Pharmacy Chain JSC, Class A	762	5,113
Lenovo Group Ltd.	3,922	4,250
Longfor Group Holdings Ltd.(c)	2,373	14,232
Maxscend Microelectronics Co. Ltd., Class A	75	3,093
Meituan*(b)	2,222	66,304
Minth Group Ltd.	1,712	7,917
NetEase, Inc.	1,538	32,115
NIO, Inc., ADR*	675	16,539
Nongfu Spring Co. Ltd., Class H(b)	842	5,097
Oppein Home Group, Inc., Class A	489	10,614
Pharmaron Beijing Co. Ltd., Class H(b)	651	8,281
PICC Property & Casualty Co. Ltd., Class H	15,522	14,463
Pinduoduo, Inc., ADR*	309	18,489
Ping An Bank Co. Ltd., Class A	3,870	9,699

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ping An Insurance Group Co. of China Ltd., Class H	4,346	34,489
Poly Developments and Holdings Group Co. Ltd., Class A	1,351	3,329
Postal Savings Bank of China Co. Ltd., Class H(b)	9,775	8,144
Qingdao Haier Biomedical Co. Ltd., Class A	440	4,988
Shanghai Baosight Software Co. Ltd., Class A	583	4,982
Shanghai Liangxin Electrical Co. Ltd., Class A	1,032	2,569
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	146	7,403
Skshu Paint Co. Ltd., Class A	368	6,132
Sunny Optical Technology Group Co. Ltd.	606	15,656
Tencent Holdings Ltd.	3,029	189,804
Tongwei Co. Ltd., Class A	1,223	7,298
Topsports International Holdings Ltd.(b)	2,201	1,989
Trip.com Group Ltd., ADR*	304	8,077
Wanhua Chemical Group Co. Ltd., Class A	639	9,213
Wuliangye Yibin Co. Ltd., Class A	114	3,598
WuXi AppTec Co. Ltd., Class H(b)	607	8,704
Wuxi Biologics Cayman, Inc.*(b)	2,262	22,666
Xiaomi Corp., Class B*(b)	3,668	7,781
Xinyi Solar Holdings Ltd.	7,016	11,256
XPeng, Inc., Class A*	551	9,617
Yum China Holdings, Inc.	300	14,431
Yunnan Energy New Material Co. Ltd.	107	4,297
Zai Lab Ltd., ADR*	86	4,252
Zhejiang Dingli Machinery Co. Ltd., Class A	404	4,660
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,877	6,699
Zhongji Innolight Co. Ltd., Class A	576	3,270
Zijin Mining Group Co. Ltd., Class H	11,490	14,916

		1,237,518

Colombia — 0.2%
Ecopetrol SA, ADR(a)	524	7,718

Greece — 0.4%
Hellenic Telecommunications Organization SA	437	8,489
OPAP SA	528	7,848

		16,337

Hong Kong — 0.3%
JD.com cash in lieu of shares*	141	5,342
Techtronic Industries Co. Ltd.	476	7,846

		13,188

Hungary — 0.4%
OTP Bank Nyrt.*	227	13,163
Richter Gedeon Nyrt.	128	3,375

		16,538

India — 11.7%
ACC Ltd.	174	5,363
Apollo Hospitals Enterprise Ltd.	212	12,767
Axis Bank Ltd.*	1,131	11,845
Bharat Petroleum Corp. Ltd.	2,002	10,722
Biocon Ltd.*	1,039	5,131
Britannia Industries Ltd.	265	12,590
Eicher Motors Ltd.	141	5,024
HDFC Bank Ltd., ADR	146	10,004
HDFC Life Insurance Co. Ltd.(b)	1,575	13,204
Hindalco Industries Ltd.	1,807	11,979
Hindustan Unilever Ltd.	681	20,820
Housing Development Finance Corp. Ltd.	1,122	38,285
ICICI Bank Ltd.	3,423	36,774
Infosys Ltd., ADR	2,165	51,039
Kotak Mahindra Bank Ltd.	737	18,466
Larsen & Toubro Ltd.	627	16,166
Maruti Suzuki India Ltd.	154	17,834
NTPC Ltd.	5,417	10,389
Oil & Natural Gas Corp. Ltd.	3,728	8,717
Petronet LNG Ltd.	2,533	7,281
Power Grid Corp. of India Ltd.	3,963	11,485
Reliance Industries Ltd.	1,690	54,462
Shriram Transport Finance Co. Ltd.	507	8,421
Tata Consultancy Services Ltd.	651	32,795
Tata Steel Ltd.	427	6,294
UltraTech Cement Ltd.	102	9,894
United Spirits Ltd.*	510	5,955
Wipro Ltd.	539	4,161

		457,867

Indonesia — 1.6%
Bank Central Asia Tbk. PT	46,597	24,785
Bank Rakyat Indonesia Persero Tbk. PT	66,719	18,990
Telkom Indonesia Persero Tbk. PT	64,098	18,773

		62,548

Malaysia — 1.0%
CIMB Group Holdings Bhd.	4,348	5,417
Malayan Banking Bhd.	2,068	4,088
Petronas Chemicals Group Bhd.	4,549	9,661
Public Bank Bhd.	13,000	13,095
Tenaga Nasional Bhd.	2,511	5,507

		37,768

Mexico — 2.7%
America Movil SAB de CV, Series L(a)	25,330	23,835
Fomento Economico Mexicano SAB de CV, ADR	104	7,809
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	714	9,833
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	484	9,806
Grupo Financiero Banorte SAB de CV, Class O	2,233	14,126
Grupo Mexico SAB de CV, Series B	3,895	16,750
Kimberly-Clark de Mexico SAB de CV, Class A(a)	4,046	5,835
Wal-Mart de Mexico SAB de CV	4,787	16,238

		104,232

Peru — 0.3%
Credicorp Ltd.	91	13,011

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Philippines — 0.4%
Ayala Corp.	287	4,913
Ayala Land, Inc.	6,738	4,757
International Container Terminal Services, Inc.	1,706	6,712

		16,382

Poland — 0.4%
Allegro.eu SA*(b)	218	2,017
Dino Polska SA*(b)	88	6,753
Powszechny Zaklad Ubezpieczen SA	654	5,825

		14,595

Qatar — 0.2%
Qatar National Bank QPSC	1,464	8,782

Russia — 3.7%
Gazprom PJSC, ADR	3,825	33,294
LUKOIL PJSC, ADR	324	29,036
Magnitogorsk Iron & Steel Works PJSC	6,261	4,957
MMC Norilsk Nickel PJSC, ADR	456	12,879
Novatek PJSC	251	5,350
Rosneft Oil Co. PJSC, GDR(b)	1,339	9,977
Sberbank of Russia PJSC, ADR	1,925	26,811
Severstal PAO, GDR(b)	442	8,711
TCS Group Holding plc, GDR(b)	84	6,040
X5 Retail Group NV, GDR(b)	268	6,051

		143,106

Saudi Arabia — 3.0%
Al Rajhi Bank	799	31,749
Alinma Bank	1,832	14,690
Almarai Co. JSC	432	5,669
BinDawood Holding Co.	150	3,856
SABIC Agri-Nutrients Co.	130	5,901
Saudi Basic Industries Corp.	442	14,786
Saudi National Bank (The)	1,570	30,884
Saudi Telecom Co.	308	9,689

		117,224

Singapore — 0.1%
BOC Aviation Ltd.(b)	394	3,312

South Africa — 3.5%
Bid Corp. Ltd.	611	13,173
Bidvest Group Ltd. (The)	265	3,251
Capitec Bank Holdings Ltd.	105	13,728
Clicks Group Ltd.	438	8,401
FirstRand Ltd.	4,880	19,672
Impala Platinum Holdings Ltd.	427	6,582
MTN Group Ltd.*	409	5,137
Naspers Ltd., Class N	128	20,625
Nedbank Group Ltd.	681	8,440
Sanlam Ltd.	3,043	12,504
SPAR Group Ltd. (The)	706	7,716
Standard Bank Group Ltd.	899	8,778
Vodacom Group Ltd.	733	7,001

		135,008

South Korea — 12.7%
BGF retail Co. Ltd.*	20	2,700
Hana Financial Group, Inc.	248	9,334
Hankook Tire & Technology Co. Ltd.*	144	4,067
Hyundai Glovis Co. Ltd.	64	8,771
Hyundai Mobis Co. Ltd.	34	6,683
Hyundai Motor Co.	45	7,248
JYP Entertainment Corp.*	61	2,146
Kakao Corp.	192	13,834
KB Financial Group, Inc.	421	20,843
Kia Corp.	278	19,353
KIWOOM Securities Co. Ltd.*	47	3,509
LG Chem Ltd.*	38	20,210
LG Energy Solution*	5	1,965
LG Household & Health Care Ltd.	11	9,117
Mando Corp.*	84	3,682
NAVER Corp.	92	24,305
NCSoft Corp.*	25	11,386
POSCO	72	16,113
Samsung Biologics Co. Ltd.*(b)	8	4,683
Samsung Electro-Mechanics Co. Ltd.	58	8,830
Samsung Electronics Co. Ltd.	2,913	181,178
Samsung Fire & Marine Insurance Co. Ltd.	52	8,657
Samsung SDI Co. Ltd.	14	6,888
Shinhan Financial Group Co. Ltd.	524	16,788
SK Hynix, Inc.	399	41,309
SK Innovation Co. Ltd.*	66	12,058
SK Telecom Co. Ltd.	156	7,403
SK, Inc.	26	4,730
SKC Co. Ltd.*	68	8,149
S-Oil Corp.	142	10,763

		496,702

Taiwan — 15.1%
Advantech Co. Ltd.	979	13,564
ASE Technology Holding Co. Ltd.	4,408	16,054
AU Optronics Corp.	10,264	7,631
Chailease Holding Co. Ltd.	1,969	18,058
CTBC Financial Holding Co. Ltd.	10,383	10,438
Delta Electronics, Inc.	2,169	21,398
Eclat Textile Co. Ltd.	460	10,205
Evergreen Marine Corp. Taiwan Ltd.	895	3,797
Fubon Financial Holding Co. Ltd.	6,805	18,777
Giant Manufacturing Co. Ltd.	520	6,023
Hon Hai Precision Industry Co. Ltd.	4,277	15,991
MediaTek, Inc.	280	11,121
Nan Ya Plastics Corp.	2,509	7,923
Nanya Technology Corp.	4,397	11,681
Nien Made Enterprise Co. Ltd.	418	5,896
Novatek Microelectronics Corp.	846	14,878
Powertech Technology, Inc.	2,386	8,504
Quanta Computer, Inc.	2,832	9,586
Realtek Semiconductor Corp.	729	14,143
Sea Ltd., ADR*	21	3,219
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	330	40,423
Taiwan Semiconductor Manufacturing Co. Ltd.	11,022	254,851
Taiwan Union Technology Corp.	1,615	5,450
Uni-President Enterprises Corp.	5,176	12,686
Vanguard International Semiconductor Corp.	1,452	7,004
Wiwynn Corp.	260	9,531
Yageo Corp.	700	11,930
Yang Ming Marine Transport Corp.*	1,540	5,704
Yuanta Financial Holding Co. Ltd.	15,823	14,548

		591,014

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Thailand — 1.8%
Airports of Thailand PCL*	4,578	8,818
Minor International PCL*	6,234	5,763
Minor International PCL, NVDR*	145	134
PTT Exploration & Production PCL	3,720	14,600
PTT Global Chemical PCL	5,464	9,370
PTT Global Chemical PCL, NVDR	127	218
PTT PCL	6,038	7,101
Siam Cement PCL (The), NVDR	18	208
Siam Cement PCL (The) (Registered)	769	8,913
Siam Commercial Bank PCL (The)	3,061	11,673
Siam Commercial Bank PCL (The), NVDR	71	271
Thai Oil PCL	3,344	5,329

		72,398

Turkey — 0.2%
Ford Otomotiv Sanayi A/S	376	6,996

United Arab Emirates — 0.6%
Dubai Islamic Bank PJSC	3,406	5,125
Emaar Properties PJSC	4,903	6,532
Emirates Telecommunications Group Co. PJSC	824	7,423
First Abu Dhabi Bank PJSC	1,169	6,364

		25,444

United States — 0.1%
JS Global Lifestyle Co. Ltd.(b)	1,341	2,143

TOTAL COMMON STOCKS (Cost $3,369,393)		3,817,722

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(d)(e) (Cost $63,481)	63,456	63,481

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.09%(d)(e)	16,493	16,488
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.03%(d)(e)	8,315	8,315

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $24,805)		24,803

TOTAL SHORT-TERM INVESTMENTS (Cost $88,286)		88,284

Total Investments — 99.9% (Cost $3,457,679)		3,906,006
Other Assets Less Liabilities — 0.1%		4,963

Net Assets — 100.0%		3,910,969

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.6%
Semiconductors & Semiconductor Equipment	11.0
Internet & Direct Marketing Retail	7.2
Oil, Gas & Consumable Fuels	6.5
Interactive Media & Services	6.3
Technology Hardware, Storage & Peripherals	5.8
Metals & Mining	4.1
Insurance	3.5
Electronic Equipment, Instruments & Components	2.7
Automobiles	2.6
Chemicals	2.3
IT Services	2.3
Food & Staples Retailing	2.2
Real Estate Management & Development	1.8
Food Products	1.8
Diversified Financial Services	1.3
Wireless Telecommunication Services	1.3
Entertainment	1.3
Life Sciences Tools & Services	1.2
Diversified Telecommunication Services	1.1
Hotels, Restaurants & Leisure	1.1
Beverages	1.0
Thrifts & Mortgage Finance	1.0
Others (each less than 1.0%)	13.7
Short-Term Investments	2.3

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MTN	Medium term note
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $17,861.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,040	03/2022	USD	63,643	1,389

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2022 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	9,866	USD	8	JPMorgan Chase Bank NA**	2/3/2022	—	(a)

Total unrealized appreciation						—	(a)

Abbreviations

KRW	Korean Republic Won
USD	United States Dollar

**	Non-deliverable forward.
(a)	Amount rounds to less than one thousand.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$4,297	$—		$—	$4,297
Brazil	199,565	—		—	199,565
Chile	14,029	—		—	14,029
China	117,082	1,120,436		—	1,237,518
Colombia	7,718	—		—	7,718
Greece	—	16,337		—	16,337
Hong Kong	—	13,188		—	13,188
Hungary	3,375	13,163		—	16,538
India	61,043	396,824		—	457,867
Indonesia	—	62,548		—	62,548
Malaysia	9,661	28,107		—	37,768
Mexico	104,232	—		—	104,232
Peru	13,011	—		—	13,011
Philippines	—	16,382		—	16,382
Poland	6,753	7,842		—	14,595
Qatar	8,782	—		—	8,782
Russia	37,118	105,988		—	143,106
Saudi Arabia	30,884	86,340		—	117,224
Singapore	—	3,312		—	3,312
South Africa	50,743	84,265		—	135,008
South Korea	1,965	494,737		—	496,702
Taiwan	43,642	547,372		—	591,014
Thailand	52,139	20,259		—	72,398
Turkey	6,996	—		—	6,996
United Arab Emirates	6,364	19,080		—	25,444
United States	—	2,143		—	2,143

Total Common Stocks	779,399	3,038,323		—	3,817,722

Short-Term Investments
Investment Companies	63,481	—		—	63,481
Investment of Cash Collateral from Securities Loaned	$24,803	$—		$—	$24,803

Total Short-Term Investments	88,284	—		—	88,284

Total Investments in Securities	$867,683	$3,038,323		$—	$3,906,006

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$—	(a)	$—	$—	(a)
Futures Contracts	1,389	—		—	1,389

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,389	$—	(a)	$—	$1,389

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$3,718	$367,574	$307,805	$(6)	$— (c)	$63,481	63,456	$10		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	22,493	35,000	41,000	(3)	(2)	16,488	16,493	4		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,859	50,357	44,901	—	—	8,315	8,315	—	(c)	—

Total	$29,070	$452,931	$393,706	$(9)	$(2)	$88,284		$14		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.